Leases	12 Months Ended
Dec. 31, 2022
Disclosure of leases [Abstract]
Leases	Leases
The group leases a number of assets as part of its activities. This primarily includes drilling rigs in the oil production & operations and gas & low carbon energy segments and retail service stations, oil depots and storage tanks in the customer & products segment as well as office accommodation and vessel charters across the group. The weighted-average remaining lease term for the total lease portfolio is around 7 years (2021 8 years). Some leases have payments that vary with market interest or inflation rates. Certain leases contain residual value guarantees, which may be triggered in certain circumstances such as if market values have significantly declined at the conclusion of the lease.
The table below shows the timing of the undiscounted cash outflows for the lease liabilities included on the balance sheet.

		$ million
	2022	2021
Undiscounted lease liability cash flows due:
Within 1 year	2,348	1,949
1 to 2 years	1,728	1,631
2 to 3 years	1,232	1,207
3 to 4 years	740	1,005
4 to 5 years	632	682
5 to 10 years	1,909	2,089
Over 10 years	1,275	1,462
	9,864	10,025
Impact of discounting	(1,315)	(1,414)
Lease liabilities at 31 December	8,549	8,611
Of which – current	2,102	1,747
– non-current	6,447	6,864
The group may enter into lease arrangements a number of years before taking control of the underlying asset due to construction lead times or to secure future operational requirements. The total undiscounted amount for future commitments for leases not yet commenced as at 31 December 2022 is $5,360 million (2021 $4,996 million). The majority of this future commitment relates to the floating LNG vessel to service the Greater Tortue Ahmeyim project from 2023.

		$ million
	2022	2021
Total cash outflow for amounts included in lease liabilities[a]	2,200	2,372
Expense for variable payments not included in the lease liability[a]	27	37
Short-term lease expense[a]	482	409
Additions to right-of-use assets in the period	2,451	1,807
Gain (loss) on sale and leaseback transactions	—	(1)
[a]The cash outflows for amounts not included in lease liabilities approximate the income statement expenses disclosed above.
An analysis of right-of-use assets and depreciation is provided in Note 12. An analysis of lease interest expense is provided in Note 7.